Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

Note 17 - Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Farmmi, Inc.

Parent Company Balance Sheets

	As of	As of
	September 30,	September 30,
	2023	2022
Assets
Current assets
Cash	$84	$4,057,179
Other receivables	103,760	103,858
	103,844	4,161,037
Non-current assets
Investment in subsidiaries	167,664,201	156,151,565
Total assets	$167,768,045	$160,312,602

Liabilities and Shareholders’ Equity

Current liabilities
Interest payable	3,377	-
Convertible promissory notes	5,788,742	2,178,511
Derivative liability	-	3,450,000
Total liabilities	5,792,119	$5,628,511

Commitments and contingencies

Shareholders’ equity
Ordinary share, $0.20 par value, 500 million shares authorized, 6,094,078 and 2,988,835 shares issued and outstanding at September 30, 2023 and 2022, respectively	1,218,816	597,768
Additional paid-in capital	160,571,517	152,162,565
Retained earnings	185,593	1,923,758
Total shareholders’ equity	161,975,926	154,684,091

Total liabilities and shareholders’ equity	$167,768,045	$160,312,602

1. On September 25, 2023, the Company consolidated its ordinary shares at a ratio of one-for-eight and, immediately following the share consolidation, the authorized share capital of the Company be increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each to $100 million divided into 500 million ordinary shares of $0.20 par value each. The issued and outstanding ordinary shares had been retrospectively adjusted from 23,906,985 ordinary shares to 2,988,835 ordinary shares at September 30, 2022. Also, the ordinary share amount and additional paid-in capital had been retrospectively adjusted from $597,675 and $152,162,658 to $597,768 and $152,162,565 as of September 30, 2022, respectively.

Farmmi, Inc.

Parent Company Statements of Operations

	For the Years Ended September 30,
	2023	2022	2021
Operating expenses:
General and administrative expenses	($913,948)	($2,961,849)	($2,031,506)

Other expenses
Change in fair value of derivative liability	873,767	419,649	-
Interest expenses	(445,766)	-	-
Amortization of debt issuance costs	(1,691,609)	(48,160)	-
Other expenses	(432)	(3,024)	(5,672)

Loss from operations	(2,177,988)	(2,593,384)	(2,037,178)
Equity in income of subsidiaries and VIE	4,721,801	4,817,363	4,395,592

Comprehensive income attributable to the Company	$2,543,813	$2,223,979	$2,358,414

Farmmi, Inc.

Parent Company Statements of Cash Flows

	For the Years Ended September 30,
	2023	2022	2021
Cash flows from operating activities
Net income	$2,543,813	$2,223,979	$2,358,414
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of subsidiaries	(4,721,801)	(4,817,363)	(4,395,592)
Amortization of debt issuance costs	1,691,609	48,160	-
Change in fair value of derivative liability	(873,767)	(419,649)	-
Share-based compensation	-	2,007,328	1,260,674
Other current assets	98	21,223	(125,081)
Other current liabilities	(50,869)	54,246	(40,000)
Net cash used in operating activities	(1,410,917)	(882,076)	(941,585)

Cash flows from investing activities
Investing in subsidiaries	(10,576,178)	(7,529,060)	(122,726,999)
Net cash used in investing activities	(10,576,178)	(7,529,060)	(122,726,999)

Cash flows from financing activities
Net proceeds from share issuance	7,930,000	6,000,000	126,029,588
Net proceeds from issuance of convertible promissory notes	-	6,000,000	-
Proceeds from advances from related parties	-	-	298,297
Repayment of advances from related parties	-	(54,600)	(2,138,508)
Net cash provided by financing activities	7,930,000	11,945,400	124,189,377

Net (decrease) increase in cash and restricted cash	(4,057,095)	3,534,264	520,793

Cash, beginning of year	4,057,179	522,915	2,122

Cash, end of year	$84	$4,057,179	$522,915